6. OIL AND GAS PROPERTY INTERESTS (Details - Minimum lease payments)	Dec. 31, 2015 USD ($)
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
2016	$ 53,087
2017	53,087
2018	53,087
2019	53,087
2020	53,087
Thereafter	17,480
Total	$ 282,915